COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Operating Lease Obligations					$ 305,500
Total					$ 305,500
Payments Due By Period [Member]
Operating Lease Obligations	$ 53,900	$ 71,900	$ 89,100	$ 90,600
Total	$ 53,900	$ 71,900	$ 89,100	$ 90,600